Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
NOTE 15 — SUPPLEMENTAL CASH FLOW INFORMATION

The following table summarizes supplemental cash flow information for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Supplemental cash flow information:
Cash payments for interest to third parties	$6,682	$2,855	$626
Cash payments for interest to related parties	$382	$30	$617
Non-cash investing and financing activities:
Capital expenditures financed through long-term debt	$18,005	$5,745	$—
Capital expenditures included in accounts payable and accrued liabilities	$8,619	$3,172	$—
Dividends on Convertible Preferred Stock included in accrued liabilities	$413	$—	$—
Costs related to issuances of equity included in accrued liabilities	$175	$879	$—
Accrual of return on Class C redeemable preferred units	$9,439	$20,583	$3,495
Conversion of Class C redeemable preferred units to Class A Units	$260,411	$—	$—
Note payable to related parties exchanged for Class A Units	$—	$—	$50,000